Analysis of Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	$ 1,608	¥ 10,416	¥ 547
Provision	5,063	32,796	9,913	¥ 550
Write-off of accounts receivable	(169)	(1,097)	(55)
Balance at the end of the year	6,186	40,070	10,416	¥ 547
Allowance for Account Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision	$ 4,747	¥ 30,751	¥ 9,924